Fair Value Measurements - Summary of Placement in the Fair Value Hierarchy of Financial Assets that are Measured at Fair Value on a Recurring Basis (Detail) (USD $)
In Thousands, unless otherwise specified
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Fair value of assets	$ 325,348	$ 83,376	$ 39,097
Equity Securities [Member]
Assets
Fair value of assets	107,567	83,116	39,097
Certificates of Deposit [Member]
Assets
Fair value of assets	1,766	260
US Government Debt Securities [Member]
Assets
Fair value of assets	205,768
Commercial Paper [Member]
Assets
Fair value of assets	10,247
Scenario, Previously Reported [Member]
Assets
Fair value of assets		83,116
Quoted Prices in Active Markets (Level 1) [Member]
Assets
Fair value of assets	75,754	72,988	39,097
Quoted Prices in Active Markets (Level 1) [Member] | Equity Securities [Member]
Assets
Fair value of assets	75,754	72,988	39,097
Quoted Prices in Active Markets (Level 1) [Member] | Certificates of Deposit [Member]
Assets
Fair value of assets
Quoted Prices in Active Markets (Level 1) [Member] | US Government Debt Securities [Member]
Assets
Fair value of assets
Quoted Prices in Active Markets (Level 1) [Member] | Commercial Paper [Member]
Assets
Fair value of assets
Quoted Prices in Active Markets (Level 1) [Member] | Scenario, Previously Reported [Member]
Assets
Fair value of assets		72,988
Significant Other Observable Inputs (Level 2) [Member]
Assets
Fair value of assets	249,594	10,388
Significant Other Observable Inputs (Level 2) [Member] | Equity Securities [Member]
Assets
Fair value of assets	31,813	10,128
Significant Other Observable Inputs (Level 2) [Member] | Certificates of Deposit [Member]
Assets
Fair value of assets	1,766	260
Significant Other Observable Inputs (Level 2) [Member] | US Government Debt Securities [Member]
Assets
Fair value of assets	205,768
Significant Other Observable Inputs (Level 2) [Member] | Commercial Paper [Member]
Assets
Fair value of assets	10,247
Significant Other Observable Inputs (Level 2) [Member] | Scenario, Previously Reported [Member]
Assets
Fair value of assets		10,128
Significant Unobservable Inputs (Level 3) [Member]
Assets
Fair value of assets
Significant Unobservable Inputs (Level 3) [Member] | Equity Securities [Member]
Assets
Fair value of assets
Significant Unobservable Inputs (Level 3) [Member] | Certificates of Deposit [Member]
Assets
Fair value of assets
Significant Unobservable Inputs (Level 3) [Member] | US Government Debt Securities [Member]
Assets
Fair value of assets
Significant Unobservable Inputs (Level 3) [Member] | Commercial Paper [Member]
Assets
Fair value of assets